Advantage Funds, Inc.

-        Dreyfus Strategic Value Fund

Incorporated herein by reference is the definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 5, 2012 (SEC Accession No. 0000914775-12-000006).